Schedule of Disaggregated Information of Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Product Information [Line Items]
Total	$ 197,109,755	$ 114,620,785
Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	196,654,955	114,618,812
Brokerage Commissions [Member]
Product Information [Line Items]
Total	7,800	1,973
Cargo and Freight [Member]
Product Information [Line Items]
Total	447,000
CHINA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	14,639,419	12,246,493
HONG KONG | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	9,032,636	4,848,622
INDIA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	6,178,711	2,195,527
INDONESIA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	1,654,029	3,736,430
MALAYSIA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	43,133,687	34,809,981
SINGAPORE | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	79,273,150	37,952,471
SINGAPORE | Brokerage Commissions [Member]
Product Information [Line Items]
Total	7,800	1,973
SINGAPORE | Cargo and Freight [Member]
Product Information [Line Items]
Total	447,000
KOREA, REPUBLIC OF | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	6,808,583	5,129,136
THAILAND | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	5,712,216	940,775
VIET NAM | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	24,639	419,695
SPAIN | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	1,112,973	4,241,686
UNITED ARAB EMIRATES | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	2,771,442	3,302,712
SRI LANKA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	5,084,222	351,511
TAIWAN | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	7,975,707	319,250
AUSTRALIA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	4,016,293	173,706
MALTA | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	1,867,620
BRAZIL | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	1,293,748	408,174
MOZAMBIQUE | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	1,067,883
Others [Member] | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	5,007,997	3,542,643
Subtotal [Member] | Sale of Marine Fuels [Member]
Product Information [Line Items]
Total	196,654,955	114,618,812
Subtotal [Member] | Brokerage Commissions [Member]
Product Information [Line Items]
Total	7,800	1,973
Subtotal [Member] | Cargo and Freight [Member]
Product Information [Line Items]
Total	$ 447,000